HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                              RULE 497(E)
                                                              FILE NO. 33-63731

               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
                                  ENDEAVOUR I
                                FEBRUARY 9, 1998

THE FOLLOWING INFORMATION SUPPLEMENTS THE ENDEAVOUR I PROSPECTUS DATED SEPTEMBER 3, 1997, WHICH OFFERS GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES.

The following portfolios of the BT Insurance Funds Trust are now available to Owners as additional underlying investment options: EAFE-Registered Trademark-Equity Index Fund; Equity 500 Index Fund; and Small Cap Index Fund.

- This supplement adds the following information to the Prospectus under the headings indicated below:

- SUMMARY -- CHARGES AGAINST THE FUNDS

                         ANNUAL FUND OPERATING EXPENSES
                         (as percentage of net assets)

                                                          TOTAL FUND
                                 MANAGEMENT     OTHER     OPERATING
                                    FEES      EXPENSES     EXPENSES
                                 ----------   ---------   ----------
 EAFE-Registered Trademark-
  Equity Index Fund (5)........     0.34%       0.31%        0.65%
 Equity 500 Index Fund (5).....     0.11%       0.19%        0.30%
 Small Cap Index Fund (5)......     0.22%       0.23%        0.45%

---------

(5) Without expense waivers and reimbursements, the total operating expenses for EAFE-Registered Trademark- Equity Index Fund, Equity 500 Index Fund and Small Cap Index Fund would have been 0.85%, 0.54% and 0.73%, respectively.

- THE FUNDS -- GENERAL
BT INSURANCE FUNDS TRUST

    The Separate Account currently invests in the BT Insurance Funds Trust, a diversified open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust. BT Insurance Funds Trust consists of six series, including the EAFE-Registered Trademark- Equity Index Fund, the Equity 500 Index Fund and the Small Cap Index Fund available as part of Endeavour I.

    BT Insurance Funds Trust has retained the services of Bankers Trust Global Investment Management, a unit of Bankers Trust Company ("Bankers Trust"), as investment manager. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesaler supplier of financial services to the international and domestic institutional markets.

- THE FUNDS -- THE PORTFOLIOS
EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND

    The EAFE-Registered Trademark- Equity Index Fund seeks to replicate as closely as possible (before deduction for expenses) the total return of the Europe, Australia, Far East Index (the "EAFE Index"), a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States, by investing in a statistically selected sample of the equity securities included in the EAFE Index. It will invest primarily in equity securities of business enterprises organized and domiciled outside of the United States or for which the principal trading market is outside the United States.

EQUITY 500 INDEX FUND

    The Equity 500 Index Fund seeks to replicate as closely as possible (before deduction for expenses) the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), an index emphasizing large-capitalization stocks. It will include the common stock of those companies included in the S&P 500, other than Bankers Trust New York Corporation, selected on the basis of computer-generated statistical data, that are deemed representative of the industry diversification of the entire S&P 500.

                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SMALL CAP INDEX FUND

    The Small Cap Index Fund seeks to replicate as closely as possible (before deduction for expenses) the total return of the Russell 2000 Small Stock Index (the "Russell 2000"), an index consisting of 2, 000 small-capitalization common stocks. It will include the common stock of companies included in the Russell 2000, on the basis of computer-generated statistical data, that are deemed representative of the industry diversification of the entire Russell 2000.

- This supplement deletes the third paragraph under the heading indicated below and replaces it with the following language:

- APPENDIX A -- ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER VALUES

    The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Portfolios. This is because these tables assume an investment management fee and other estimated Portfolio expenses totaling 0.82%. The 0.82% figure is based on an average of the current management fees and expenses of the available twenty-five Portfolios, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Portfolios associated with a Certificate may be more or less than 0.82%, will vary from year to year, and will depend on how the Cash Value is allocated.

HV-2217

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.82% NET)

              PREMIUMS             CURRENT CHARGES*                    GUARANTEED CHARGES**
            ACCUMULATED   -----------------------------------   -----------------------------------
  END OF       AT 5%                      CASH                                  CASH
  POLICY      INTEREST       CASH       SURRENDER    DEATH         CASH       SURRENDER    DEATH
   YEAR       PER YEAR       VALUE        VALUE     BENEFIT        VALUE        VALUE     BENEFIT
  -------   ------------  -----------   ---------  ----------   -----------   ---------  ----------
      1         14,807         12,242     12,242      250,000        11,000     11,000      250,000
      2         30,355         24,223     24,223      250,000        21,805     21,805      250,000
      3         46,680         35,952     35,952      250,000        32,418     32,418      250,000
      4         63,821         47,463     47,463      250,000        42,846     42,846      250,000
      5         81,819         58,776     58,776      250,000        53,088     53,088      250,000
      6        100,717         70,004     70,004      250,000        63,152     63,152      250,000
      7        120,560         81,059     81,059      250,000        73,031     73,031      250,000
      8        126,588         79,409     79,409      250,000        70,438     70,438      250,000
      9        132,917         77,737     77,737      250,000        67,726     67,726      250,000
     10        139,563         76,033     76,033      250,000        64,873     64,873      250,000
     11        146,541         74,390     74,390      250,000        61,866     61,866      250,000
     12        153,868         72,678     72,678      250,000        58,682     58,682      250,000
     13        161,561         70,874     70,874      250,000        55,309     55,309      250,000
     14        169,639         68,973     68,973      250,000        51,725     51,725      250,000
     15        178,121         66,967     66,967      250,000        47,906     47,906      250,000
     16        187,027         64,783     64,783      250,000        43,817     43,817      250,000
     17        196,378         62,477     62,477      250,000        39,414     39,414      250,000
     18        206,197         60,032     60,032      250,000        34,640     34,640      250,000
     19        216,507         57,434     57,434      250,000        29,429     29,429      250,000
     20        227,332         54,664     54,664      250,000        23,710     23,710      250,000
     25        290,140         37,293     37,293      250,000            --         --           --
     30        370,300         10,376     10,376      250,000            --         --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.18% NET)

              PREMIUMS             CURRENT CHARGES*                    GUARANTEED CHARGES**
            ACCUMULATED   -----------------------------------   -----------------------------------
  END OF       AT 5%                      CASH                                  CASH
  POLICY      INTEREST       CASH       SURRENDER    DEATH         CASH       SURRENDER    DEATH
   YEAR       PER YEAR       VALUE        VALUE     BENEFIT        VALUE        VALUE     BENEFIT
  -------   ------------  -----------   ---------  ----------   -----------   ---------  ----------
      1         14,807         12,990     12,990      250,000        11,701     11,701      250,000
      2         30,355         26,482     26,482      250,000        23,897     23,897      250,000
      3         46,680         40,505     40,505      250,000        36,618     36,618      250,000
      4         63,821         55,118     55,118      250,000        49,895     49,895      250,000
      5         81,819         70,368     70,368      250,000        63,760     63,760      250,000
      6        100,717         86,393     86,393      250,000        78,249     78,249      250,000
      7        120,560        103,144    103,144      250,000        93,397     93,397      250,000
      8        126,588        107,366    107,366      250,000        96,210     96,210      250,000
      9        132,917        111,753    111,753      250,000        99,055     99,055      250,000
     10        139,563        116,307    116,307      250,000       101,924    101,924      250,000
     11        146,541        121,204    121,204      252,527       104,812    104,812      250,000
     12        153,868        126,269    126,269      256,053       107,714    107,714      250,000
     13        161,561        131,496    131,496      259,641       110,631    110,631      250,000
     14        169,639        136,892    136,892      263,292       113,561    113,561      250,000
     15        178,121        142,464    142,464      267,012       116,499    116,499      250,000
     16        187,027        148,173    148,173      270,740       119,434    119,434      250,000
     17        196,378        154,070    154,070      274,562       122,354    122,354      250,000
     18        206,197        160,160    160,160      278,502       125,242    125,242      250,000
     19        216,507        166,448    166,448      282,582       128,076    128,076      250,000
     20        227,332        172,939    172,939      286,816       130,838    130,838      250,000
     25        290,140        208,558    208,558      310,301       142,988    142,988      250,000
     30        370,300        249,843    249,843      338,301       149,364    149,364      250,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.18% NET)

              PREMIUMS               CURRENT CHARGES*                     GUARANTEED CHARGES**
            ACCUMULATED   --------------------------------------  ------------------------------------
  END OF       AT 5%                       CASH                                   CASH
  POLICY      INTEREST        CASH       SURRENDER      DEATH        CASH       SURRENDER     DEATH
   YEAR       PER YEAR       VALUE         VALUE       BENEFIT       VALUE        VALUE      BENEFIT
  -------   ------------  ------------  -----------  -----------  -----------   ---------  -----------
      1         14,807          13,739      13,739       250,000       12,402     12,402       250,000
      2         30,355          28,831      28,831       250,000       26,075     26,075       250,000
      3         46,680          45,428      45,428       250,000       41,164     41,164       250,000
      4         63,821          63,726      63,726       250,000       57,834     57,834       250,000
      5         81,819          83,930      83,930       250,000       76,266     76,266       250,000
      6        100,717         106,346     106,346       254,254       96,669     96,669       250,000
      7        120,560         131,029     131,029       304,242      119,126    119,126       276,760
      8        126,588         144,219     144,219       325,337      130,105    130,105       293,671
      9        132,917         158,718     158,718       348,002      142,048    142,048       311,641
     10        139,563         174,649     174,649       372,360      155,028    155,028       330,737
     11        146,541         192,420     192,420       399,056      169,130    169,130       351,026
     12        153,868         211,937     211,937       427,791      184,442    184,442       372,584
     13        161,561         233,346     233,346       458,620      201,069    201,069       395,490
     14        169,639         256,831     256,831       491,698      219,118    219,118       419,827
     15        178,121         282,590     282,590       527,201      238,707    238,707       445,683
     16        187,027         310,746     310,746       565,175      259,951    259,951       473,153
     17        196,378         341,619     341,619       605,979      282,971    282,971       502,339
     18        206,197         375,461     375,461       649,878      307,889    307,889       533,345
     19        216,507         412,551     412,551       697,165      334,828    334,828       566,287
     20        227,332         453,189     453,189       748,137      363,924    363,924       601,285
     25        290,140         722,002     722,002     1,069,272      547,697    547,697       811,896
     30        370,300       1,142,549   1,142,549     1,539,940      813,034    813,034     1,097,032

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.82% NET)

              PREMIUMS              CURRENT CHARGES*                 GUARANTEED CHARGES**
             ACCUMULATED    --------------------------------   --------------------------------
  END OF        AT 5%                    CASH                               CASH
  POLICY      INTEREST        CASH     SURRENDER    DEATH        CASH     SURRENDER    DEATH
   YEAR       PER YEAR        VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT
  -------   -------------   ---------  ---------  ----------   ---------  ---------  ----------
      1           14,807       12,231    12,231      262,264      10,947    10,947      261,056
      2           30,355       24,182    24,182      274,238      21,643    21,643      271,772
      3           46,680       35,848    35,848      285,928      32,083    32,083      282,233
      4           63,821       47,263    47,263      297,364      42,267    42,267      292,438
      5           81,819       58,442    58,442      308,562      52,184    52,184      302,378
      6          100,717       69,533    69,533      319,660      61,833    61,833      312,049
      7          120,560       80,416    80,416      330,561      71,194    71,194      321,434
      8          126,588       78,583    78,583      328,730      68,061    68,061      318,310
      9          132,917       76,716    76,716      326,866      64,786    64,786      315,047
     10          139,563       74,801    74,801      324,955      61,348    61,348      311,623
     11          146,541       72,923    72,923      323,074      57,733    57,733      308,022
     12          153,868       70,948    70,948      321,107      53,924    53,924      304,229
     13          161,561       68,849    68,849      319,018      49,913    49,913      300,235
     14          169,639       66,621    66,621      316,800      45,685    45,685      296,025
     15          178,121       64,258    64,258      314,448      41,224    41,224      291,583
     16          187,027       61,664    61,664      311,874      36,499    36,499      286,880
     17          196,378       58,922    58,922      309,144      31,477    31,477      281,883
     18          206,197       56,016    56,016      306,252      26,113    26,113      276,547
     19          216,507       52,934    52,934      303,184      20,357    20,357      270,823
     20          227,332       49,658    49,658      299,925      14,159    14,159      264,662
     25          290,140       29,569    29,569      279,945          --        --           --
     30          370,300          626       626      251,175          --        --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.18% NET)

              PREMIUMS             CURRENT CHARGES*                    GUARANTEED CHARGES**
            ACCUMULATED   -----------------------------------   -----------------------------------
  END OF       AT 5%                      CASH                                  CASH
  POLICY      INTEREST       CASH       SURRENDER    DEATH         CASH       SURRENDER    DEATH
   YEAR       PER YEAR       VALUE        VALUE     BENEFIT        VALUE        VALUE     BENEFIT
  -------   ------------  -----------   ---------  ----------   -----------   ---------  ----------
      1         14,807         12,979     12,979      262,949        11,645     11,645      261,697
      2         30,355         26,436     26,436      276,366        23,719     23,719      273,734
      3         46,680         40,387     40,387      290,275        36,234     36,234      286,212
      4         63,821         54,882     54,882      304,723        49,204     49,204      299,144
      5         81,819         69,956     69,956      319,748        62,638     62,638      312,538
      6        100,717         85,788     85,788      335,516        76,548     76,548      326,407
      7        120,560        102,284    102,284      351,956        90,933     90,933      340,752
      8        126,588        106,208    106,208      355,869        92,864     92,864      342,690
      9        132,917        110,245    110,245      359,897        94,690     94,690      344,524
     10        139,563        114,387    114,387      364,030        96,379     96,379      346,225
     11        146,541        118,789    118,789      368,409        97,910     97,910      347,770
     12        153,868        123,270    123,270      372,884        99,255     99,255      349,131
     13        161,561        127,806    127,806      377,415       100,396    100,396      350,289
     14        169,639        132,390    132,390      381,995       101,304    101,304      351,216
     15        178,121        137,020    137,020      386,621       101,948    101,948      351,883
     16        187,027        141,595    141,595      391,201       102,282    102,282      352,244
     17        196,378        146,195    146,195      395,799       102,254    102,254      352,246
     18        206,197        150,803    150,803      400,406       101,796    101,796      351,825
     19        216,507        155,406    155,406      405,009       100,832    100,832      350,904
     20        227,332        159,981    159,981      409,586        99,284     99,284      349,406
     25        290,140        181,433    181,433      431,089        80,071     80,071      330,541
     30        370,300        196,724    196,724      446,526        30,810     30,810      281,938

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.18% NET)

              PREMIUMS                CURRENT CHARGES*                        GUARANTEED CHARGES**
            ACCUMULATED   -----------------------------------------   -------------------------------------
  END OF       AT 5%                         CASH                                     CASH
  POLICY      INTEREST        CASH         SURRENDER      DEATH          CASH       SURRENDER     DEATH
   YEAR       PER YEAR        VALUE          VALUE       BENEFIT         VALUE        VALUE      BENEFIT
  -------   ------------  -------------   -----------  ------------   -----------   ---------  ------------
      1         14,807           13,727       13,727        263,631        12,343     12,343        262,336
      2         30,355           28,781       28,781        278,570        25,879     25,879        275,768
      3         46,680           45,294       45,294        294,955        40,726     40,726        290,500
      4         63,821           63,448       63,448        312,966        57,015     57,015        306,664
      5         81,819           83,426       83,426        332,786        74,884     74,884        324,395
      6        100,717          105,576      105,576        354,746        94,490     94,490        343,850
      7        120,560          129,993      129,993        378,966       115,992    115,992        365,186
      8        126,588          142,892      142,892        391,762       125,899    125,899        375,025
      9        132,917          157,076      157,076        405,834       136,645    136,645        385,698
     10        139,563          172,663      172,663        421,299       148,289    148,289        397,264
     11        146,541          190,058      190,058        438,536       160,911    160,911        409,801
     12        153,868          209,173      209,173        457,501       174,591    174,591        423,388
     13        161,561          230,160      230,160        478,324       189,429    189,429        438,126
     14        169,639          253,211      253,211        501,195       205,528    205,528        454,115
     15        178,121          278,537      278,537        526,323       222,998    222,998        471,465
     16        187,027          306,273      306,273        557,039       241,948    241,948        490,285
     17        196,378          336,701      336,701        597,255       262,491    262,491        510,690
     18        206,197          370,055      370,055        640,521       284,746    284,746        532,795
     19        216,507          406,610      406,610        687,125       308,830    308,830        556,720
     20        227,332          446,662      446,662        737,361       334,878    334,878        582,597
     25        290,140          711,598      711,598      1,053,863       500,718    500,718        747,343
     30        370,300        1,126,078    1,126,078      1,517,740       743,048    743,048      1,002,599

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.82% NET)

              PREMIUMS            CURRENT CHARGES*                 GUARANTEED CHARGES**
            ACCUMULATED    -------------------------------   --------------------------------
  END OF       AT 5%                    CASH                              CASH
  POLICY      INTEREST       CASH     SURRENDER   DEATH        CASH     SURRENDER    DEATH
   YEAR       PER YEAR       VALUE     VALUE     BENEFIT       VALUE      VALUE     BENEFIT
  -------   ------------   ---------  --------  ----------   ---------  ---------  ----------
      1           6,300        5,050    5,050      250,000       3,962     3,962      250,000
      2          12,915        9,934    9,934      250,000       7,796     7,796      250,000
      3          19,861       14,649   14,649      250,000      11,497    11,497      250,000
      4          27,154       19,229   19,229      250,000      15,066    15,066      250,000
      5          34,812       23,687   23,687      250,000      18,494    18,494      250,000
      6          42,853       28,159   28,159      250,000      21,781    21,781      250,000
      7          51,296       32,534   32,534      250,000      24,909    24,909      250,000
      8          60,161       36,930   36,930      250,000      27,987    27,987      250,000
      9          69,469       41,222   41,222      250,000      30,881    30,881      250,000
     10          79,242       45,400   45,400      250,000      33,575    33,575      250,000
     11          89,504       49,524   49,524      250,000      36,061    36,061      250,000
     12         100,279       53,511   53,511      250,000      38,328    38,328      250,000
     13         111,593       57,347   57,347      250,000      40,372    40,372      250,000
     14         123,473       61,030   61,030      250,000      42,183    42,183      250,000
     15         135,947       64,562   64,562      250,000      43,749    43,749      250,000
     16         149,044       67,879   67,879      250,000      45,047    45,047      250,000
     17         162,796       71,044   71,044      250,000      46,048    46,048      250,000
     18         177,236       74,051   74,051      250,000      46,715    46,715      250,000
     19         192,398       76,895   76,895      250,000      47,004    47,004      250,000
     20         208,318       79,570   79,570      250,000      46,869    46,869      250,000
     25         300,684       89,984   89,984      250,000      38,221    38,221      250,000
     30         418,569       93,946   93,946      250,000       7,529     7,529      250,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.18% NET)

              PREMIUMS               CURRENT CHARGES*                   GUARANTEED CHARGES**
             ACCUMULATED    -----------------------------------   ---------------------------------
  END OF        AT 5%                     CASH                                  CASH
  POLICY      INTEREST         CASH     SURRENDER     DEATH          CASH     SURRENDER    DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT        VALUE       VALUE     BENEFIT
  -------   -------------   ----------  ---------  ------------   ----------  ---------  ----------
      1            6,300         5,364     5,364        250,000        4,237     4,237      250,000
      2           12,915        10,873    10,873        250,000        8,594     8,594      250,000
      3           19,861        16,532    16,532        250,000       13,071    13,071      250,000
      4           27,154        22,380    22,380        250,000       17,675    17,675      250,000
      5           34,812        28,439    28,439        250,000       22,404    22,404      250,000
      6           42,853        34,854    34,854        250,000       27,261    27,261      250,000
      7           51,296        41,530    41,530        250,000       32,239    32,239      250,000
      8           60,161        48,607    48,607        250,000       37,461    37,461      250,000
      9           69,469        55,970    55,970        250,000       42,801    42,801      250,000
     10           79,242        63,627    63,627        250,000       48,252    48,252      250,000
     11           89,504        71,685    71,685        250,000       53,819    53,819      250,000
     12          100,279        80,060    80,060        250,000       59,503    59,503      250,000
     13          111,593        88,758    88,758        250,000       65,312    65,312      250,000
     14          123,473        97,802    97,802        250,000       71,255    71,255      250,000
     15          135,947       107,217   107,217        250,000       77,339    77,339      250,000
     16          149,044       116,981   116,981        250,000       83,563    83,563      250,000
     17          162,796       127,175   127,175        250,000       89,928    89,928      250,000
     18          177,236       137,829   137,829        250,000       96,431    96,431      250,000
     19          192,398       148,970   148,970        252,910      103,070   103,070      250,000
     20          208,318       160,511   160,511        266,204      109,848   109,848      250,000
     25          300,684       224,484   224,484        333,997      146,534   146,534      250,000
     30          418,569       299,755   299,755        405,886      190,827   190,827      258,677

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.18% NET)

              PREMIUMS              CURRENT CHARGES*                 GUARANTEED CHARGES**
             ACCUMULATED    --------------------------------   ---------------------------------
  END OF        AT 5%                    CASH                                CASH
  POLICY      INTEREST        CASH     SURRENDER    DEATH         CASH     SURRENDER    DEATH
   YEAR       PER YEAR        VALUE      VALUE     BENEFIT       VALUE       VALUE     BENEFIT
  -------   -------------   ---------  ---------  ----------   ----------  ---------  ----------
      1            6,300        5,677     5,677      250,000        4,513     4,513      250,000
      2           12,915       11,850    11,850      250,000        9,426     9,426      250,000
      3           19,861       18,570    18,570      250,000       14,780    14,780      250,000
      4           27,154       25,927    25,927      250,000       20,624    20,624      250,000
      5           34,812       34,006    34,006      250,000       27,004    27,004      250,000
      6           42,853       43,019    43,019      250,000       33,981    33,981      250,000
      7           51,296       52,955    52,955      250,000       41,608    41,608      250,000
      8           60,161       64,048    64,048      250,000       50,086    50,086      250,000
      9           69,469       76,284    76,284      250,000       59,373    59,373      250,000
     10           79,242       89,784    89,784      250,000       69,555    69,555      250,000
     11           89,504      104,832   104,832      250,000       80,743    80,743      250,000
     12          100,279      121,467   121,467      250,000       93,062    93,062      250,000
     13          111,593      139,789   139,789      274,743      106,664   106,664      250,000
     14          123,473      159,910   159,910      306,145      121,722   121,722      250,000
     15          135,947      182,000   182,000      339,539      138,396   138,396      258,396
     16          149,044      206,182   206,182      374,996      156,527   156,527      284,905
     17          162,796      232,715   232,715      412,799      176,203   176,203      312,801
     18          177,236      261,816   261,816      453,172      197,533   197,533      342,180
     19          192,398      293,726   293,726      496,364      220,630   220,630      373,147
     20          208,318      328,706   328,706      542,637      245,614   245,614      405,811
     25          300,684      560,383   560,383      829,916      404,038   404,038      598,938
     30          418,569      923,352   923,352    1,244,505      633,898   633,898      855,322

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.82% NET)

              PREMIUMS              CURRENT CHARGES*                 GUARANTEED CHARGES**
             ACCUMULATED    --------------------------------   --------------------------------
  END OF        AT 5%                    CASH                               CASH
  POLICY      INTEREST        CASH     SURRENDER    DEATH        CASH     SURRENDER    DEATH
   YEAR       PER YEAR        VALUE      VALUE     BENEFIT       VALUE      VALUE     BENEFIT
  -------   -------------   ---------  ---------  ----------   ---------  ---------  ----------
      1            6,300        5,046     5,046      255,070       3,942     3,942      254,041
      2           12,915        9,916     9,916      259,955       7,734     7,734      257,846
      3           19,861       14,606    14,606      264,660      11,372    11,372      261,497
      4           27,154       19,147    19,147      269,213      14,852    14,852      264,990
      5           34,812       23,551    23,551      273,628      18,165    18,165      268,316
      6           42,853       27,967    27,967      278,044      21,305    21,305      271,471
      7           51,296       32,273    32,273      282,358      24,252    24,252      274,434
      8           60,161       36,583    36,583      286,678      27,110    27,110      277,309
      9           69,469       40,769    40,769      290,875      29,740    29,740      279,958
     10           79,242       44,819    44,819      294,936      32,120    32,120      282,358
     11           89,504       48,783    48,783      298,907      34,237    34,237      284,498
     12          100,279       52,572    52,572      302,711      36,077    36,077      286,361
     13          111,593       56,162    56,162      306,317      37,633    37,633      287,940
     14          123,473       59,547    59,547      309,719      38,891    38,891      289,223
     15          135,947       62,725    62,725      312,914      39,835    39,835      290,193
     16          149,044       65,599    65,599      315,813      40,437    40,437      290,823
     17          162,796       68,253    68,253      318,485      40,664    40,664      291,081
     18          177,236       70,672    70,672      320,924      40,473    40,473      290,925
     19          192,398       72,845    72,845      323,118      39,814    39,814      290,305
     20          208,318       74,756    74,756      325,050      38,640    38,640      289,173
     25          300,684       79,599    79,599      330,030      23,720    23,720      274,513
     30          418,569       74,006    74,006      324,636          --        --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.18% NET)

              PREMIUMS              CURRENT CHARGES*                  GUARANTEED CHARGES**
             ACCUMULATED    ---------------------------------   ---------------------------------
  END OF        AT 5%                     CASH                                CASH
  POLICY      INTEREST         CASH     SURRENDER    DEATH         CASH     SURRENDER    DEATH
   YEAR       PER YEAR        VALUE       VALUE     BENEFIT       VALUE       VALUE     BENEFIT
  -------   -------------   ----------  ---------  ----------   ----------  ---------  ----------
      1            6,300         5,359     5,359      255,357        4,215     4,215      254,295
      2           12,915        10,854    10,854      260,841        8,526     8,526      258,597
      3           19,861        16,484    16,484      266,459       12,927    12,927      262,991
      4           27,154        22,283    22,283      272,244       17,419    17,419      267,475
      5           34,812        28,271    28,271      278,216       21,993    21,993      272,042
      6           42,853        34,607    34,607      284,522       26,644    26,644      276,686
      7           51,296        41,180    41,180      291,076       31,353    31,353      281,391
      8           60,161        48,123    48,123      297,997       36,230    36,230      286,263
      9           69,469        55,315    55,315      305,168       41,134    41,134      291,165
     10           79,242        62,754    62,754      312,585       46,039    46,039      296,070
     11           89,504        70,528    70,528      320,331       50,932    50,932      300,963
     12          100,279        78,540    78,540      328,323       55,789    55,789      305,824
     13          111,593        86,769    86,769      336,533       60,600    60,600      310,638
     14          123,473        95,219    95,219      344,965       65,343    65,343      315,388
     15          135,947       103,895   103,895      353,621       69,995    69,995      320,047
     16          149,044       112,704   112,704      362,419       74,518    74,518      324,581
     17          162,796       121,735   121,735      371,432       78,866    78,866      328,944
     18          177,236       130,981   130,981      380,659       82,983    82,983      333,081
     19          192,398       140,437   140,437      390,097       86,799    86,799      336,922
     20          208,318       150,092   150,092      399,735       90,246    90,246      340,401
     25          300,684       200,723   200,723      450,306       99,598    99,598      349,996
     30          418,569       252,661   252,661      502,251       85,961    85,961      336,887

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.18% NET)

              PREMIUMS               CURRENT CHARGES*                 GUARANTEED CHARGES**
             ACCUMULATED    ----------------------------------  --------------------------------
  END OF        AT 5%                     CASH                               CASH
  POLICY      INTEREST         CASH     SURRENDER     DEATH       CASH     SURRENDER    DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE      VALUE     BENEFIT
  -------   -------------   ----------  ---------  -----------  ---------  ---------  ----------
      1            6,300         5,672     5,672       255,643      4,490     4,490      254,547
      2           12,915        11,829    11,829       261,758      9,351     9,351      259,376
      3           19,861        18,514    18,514       268,397     14,616    14,616      264,606
      4           27,154        25,812    25,812       275,642     20,320    20,320      270,271
      5           34,812        33,799    33,799       283,569     26,496    26,496      276,407
      6           42,853        42,703    42,703       292,393     33,186    33,186      283,052
      7           51,296        52,489    52,489       302,102     40,421    40,421      290,239
      8           60,161        63,378    63,378       312,905     48,370    48,370      298,136
      9           69,469        75,341    75,341       324,774     56,952    56,952      306,663
     10           79,242        88,476    88,476       337,807     66,206    66,206      315,859
     11           89,504       103,031   103,031       352,238     76,188    76,188      325,777
     12          100,279       119,005   119,005       368,088     86,951    86,951      336,472
     13          111,593       136,516   136,516       385,464     98,566    98,566      348,013
     14          123,473       155,721   155,721       404,522    111,105   111,105      360,471
     15          135,947       176,793   176,793       425,431    124,642   124,642      373,921
     16          149,044       199,827   199,827       448,294    139,246   139,246      388,432
     17          162,796       225,114   225,114       473,385    154,990   154,990      404,077
     18          177,236       252,878   252,878       500,932    171,940   171,940      420,922
     19          192,398       283,365   283,365       531,182    190,165   190,165      439,036
     20          208,318       316,844   316,844       564,400    209,741   209,741      458,494
     25          300,684       540,277   540,277       800,140    331,491   331,491      579,515
     30          418,569       891,524   891,524     1,201,606    502,933   502,933      750,014

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, MORTALITY AND EXPENSE RISK RATES, AND FRONT-END
      SALES LOADS.

      THE DEATH BENEFIT MAY, AND THE CASH VALUE AND CASH SURRENDER VALUE WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.